Note 9 Economic Dependence	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Note 9 Economic Dependence

During the Nine months period ended September 30, 2011, one customer accounted for 100.0% of total sales. During the Nine months period ended September 30, 2010, two customers accounted for 75.9% and 24.1%, respectively, of total sales.

During the three months Third Fiscal Quarter period ended September 30, 2010, one customers accounted for 100.5% of total sales. During the three months Third Fiscal Quarter period ended September 30, 2009, two customers accounted for 75.5% and 24.5%, respectively, of total sales.